Leases	12 Months Ended
Dec. 31, 2021
Leases
Leases

8.Leases

The Group has operating leases mainly for offices and warehouses in China. For the years ended December 31, 2019, 2020 and 2021, operating lease costs were RMB94,929, RMB177,976 and RMB385,377 (US$60,474); and short-term lease costs were RMB34,255, RMB31,394 and RMB141,507 (US$22,206), respectively. There were no leasing costs other than the operating lease costs and short-term lease costs for the years ended December 31, 2019, 2020 and 2021.

A maturity analysis of the Company’s operating lease liabilities and reconciliation of the undiscounted cash flows to the operating lease liabilities recognized on the consolidated balance sheet was as below:

	Rental
	RMB	US$

2022	460,710	72,295
2023	304,207	47,737
2024	180,341	28,299
2025	73,786	11,579
2026 and after	13,325	2,091
Total undiscounted cash flows	1,032,369	162,001
Less: imputed interest	(60,942)	(9,563)
Present value of lease liabilities	971,427	152,438

As of December 31, 2019, 2020 and 2021, the Company had no operating leases that had not yet commenced.

As of December 31, 2019, 2020 and 2021, the weighted average remaining lease term was 4.37 years, 3.39 years and 2.74 years, respectively, and the weighted average discount rate was 5.36%, 4.90% and 4.38% for the Company’s operating leases, respectively.

Other supplemental information related to leases is summarized below:

	For the years ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$

Operating cash flows for operating leases	76,130	166,967	388,144	60,908
ROU assets obtained in exchange for new operating lease liabilities	402,646	265,821	704,142	110,495